Washington Mutual Investors Fund
Investment portfolio
July 31, 2026
unaudited

Common stocks 95.47% Energy 4.16%	Shares	Value (000)
Canadian Natural Resources, Ltd.	22,949,248	$1,094,220
Chevron Corp.	5,740,484	1,129,899
ConocoPhillips	13,485,305	1,624,710
EOG Resources, Inc.	9,815,718	1,459,499
EQT Corp.	3,350,552	178,551
ExxonMobil Holdings Corp.	15,700,953	2,440,556
Halliburton Co.	6,924,829	223,326
ONEOK, Inc.	3,244,302	294,615
SLB, Ltd.	3,750,443	185,985
TC Energy Corp.	4,854,381	327,331
TotalEnergies SE (a)	1,147,464	100,816
		9,059,508
Materials 2.49%
Air Products and Chemicals, Inc.	5,389,307	1,589,253
BASF SE (ADR)	1,740,540	25,290
BHP Group Ltd. (ADR) (a)	1,952,460	164,963
Corteva, Inc.	11,401,377	897,402
International Flavors & Fragrances, Inc.	2,550,137	202,022
International Paper Co.	9,904,027	404,381
Linde PLC	1,099,295	525,881
LyondellBasell Industries NV	1,440,254	89,411
Mosaic Co.	1,503,421	33,256
Royal Gold, Inc.	2,215,623	439,469
Wheaton Precious Metals Corp.	9,693,619	1,056,895
		5,428,223
Industrials 12.05%
3M Co.	4,377,100	771,595
Applied Industrial Technologies, Inc.	417,222	144,029
BAE Systems PLC (ADR)	2,396,610	272,183
Boeing Co. (The) (b)	4,980,264	1,076,434
Caterpillar, Inc.	1,438,947	1,172,468
CSX Corp.	3,250,000	163,800
Deere & Co.	4,047,581	2,398,880
Delta Air Lines, Inc.	12,888,792	1,126,996
Equifax, Inc.	1,071,846	185,022
Experian PLC (ADR) (a)	3,506,298	132,889
FedEx Corp.	262,813	80,789
GE Vernova, Inc.	939,193	930,073
General Electric Co.	8,817,237	3,174,822
HEICO Corp.	770,068	274,421
Ingersoll-Rand, Inc.	4,307,360	359,148
ITT, Inc. (c)	4,785,951	937,951
Johnson Controls International PLC	2,790,814	409,301
L3Harris Technologies, Inc.	2,278,327	631,233
Washington Mutual Investors Fund — Page 1 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Lennox International, Inc.	1,382,802	$575,080
Northrop Grumman Corp.	3,856,435	2,092,039
Parker-Hannifin Corp.	694,504	678,204
Paychex, Inc.	12,199,229	1,425,358
RELX PLC (ADR)	5,363,298	189,968
RTX Corp.	15,036,970	3,236,257
Siemens AG (ADR)	3,392,244	552,596
Trane Technologies PLC	240,033	109,203
Union Pacific Corp.	5,561,931	1,624,807
Verisk Analytics, Inc.	2,769,985	539,732
Waste Connections, Inc.	2,262,759	378,741
Waste Management, Inc.	277,536	62,876
Watsco, Inc.	1,789,161	553,387
		26,260,282
Consumer discretionary 6.87%
Amazon.com, Inc. (b)	5,856,569	1,590,527
Booking Holdings, Inc.	2,237,475	431,609
Chipotle Mexican Grill, Inc. (b)	12,811,111	476,830
D.R. Horton, Inc.	8,539,286	1,221,630
Darden Restaurants, Inc.	5,547,269	1,129,313
General Motors Co.	5,975,637	530,995
Genuine Parts Co.	110,029	13,684
Home Depot, Inc.	3,085,366	1,024,218
Marriott International, Inc., Class A	805,067	300,153
NIKE, Inc., Class B	9,279,236	387,037
Royal Caribbean Cruises, Ltd.	8,313,279	2,646,117
Sony Group Corp. (ADR)	4,549,514	105,822
Starbucks Corp.	15,159,130	1,595,498
Tesla, Inc. (b)	363,000	112,969
Texas Roadhouse, Inc.	1,936,749	397,886
TJX Cos., Inc. (The)	3,840,436	604,254
Toll Brothers, Inc.	1,394,857	203,496
Tractor Supply Co.	16,126,019	496,198
Vail Resorts, Inc. (a)(c)	2,328,649	347,854
Yum! Brands, Inc.	8,804,472	1,349,549
		14,965,639
Consumer staples 9.06%
Altria Group, Inc.	10,171,559	695,023
British American Tobacco PLC (ADR)	49,181,721	2,982,872
Bunge Global SA	1,336,864	142,015
Church & Dwight Co., Inc.	3,935,686	388,885
Coca-Cola Co.	16,219,149	1,420,635
Constellation Brands, Inc., Class A	3,584,968	466,871
Costco Wholesale Corp.	938,679	893,519
Keurig Dr Pepper, Inc.	62,323,368	1,939,503
Mondelez International, Inc., Class A	21,728,620	1,353,910
Nestle SA (ADR)	3,538,412	353,664
Philip Morris International, Inc.	42,257,864	8,063,646
Procter & Gamble Co.	4,736,081	684,316
Walmart, Inc.	3,278,177	364,533
		19,749,392
Washington Mutual Investors Fund — Page 2 of 7

unaudited
Common stocks (continued) Health care 12.63%	Shares	Value (000)
Abbott Laboratories	17,527,923	$1,852,702
AbbVie, Inc.	9,627,943	2,416,036
Align Technology, Inc. (b)	323,279	54,686
Amgen, Inc.	6,056,889	2,332,871
AstraZeneca PLC	2,890,243	490,301
Bristol-Myers Squibb Co.	1,681,744	109,835
Cardinal Health, Inc.	65,318	15,025
CVS Health Corp.	31,634,083	3,303,547
Danaher Corp.	7,915,719	1,543,407
Elevance Health, Inc.	686,979	258,194
Eli Lilly and Co.	3,384,487	3,888,234
Gilead Sciences, Inc.	10,310,727	1,342,560
Humana, Inc.	263,550	95,895
Illumina, Inc. (b)	1,568,700	321,740
Johnson & Johnson	9,490,561	2,432,905
McKesson Corp.	83,126	71,172
Merck & Co., Inc.	8,487,046	1,105,014
Novo Nordisk AS, Class B (ADR)	5,338,458	251,335
Thermo Fisher Scientific, Inc.	1,193,147	685,224
UnitedHealth Group, Inc.	8,601,467	3,564,448
Vertex Pharmaceuticals, Inc. (b)	1,975,814	942,661
Zimmer Biomet Holdings, Inc.	4,610,277	433,043
		27,510,835
Financials 15.30%
Aon PLC, Class A	1,745,299	629,267
Apollo Asset Management, Inc.	7,444,278	934,927
Arthur J. Gallagher & Co.	5,283,681	1,317,856
Bank of America Corp.	63,629,861	3,941,870
Berkshire Hathaway, Inc., Class B (b)	779,303	398,645
BlackRock, Inc.	1,562,199	1,703,406
Blackstone, Inc.	6,425,041	820,799
Brookfield Asset Management, Ltd., Class A	6,105,079	295,486
Capital One Financial Corp.	3,070,837	641,836
Charles Schwab Corp. (The)	1,009,680	106,259
Chubb, Ltd.	2,098,688	735,968
Citigroup, Inc.	3,650,000	483,442
Citizens Financial Group, Inc.	7,892,863	565,524
CME Group, Inc., Class A	2,366,168	633,636
Equitable Holdings, Inc.	1,248,069	59,470
Fifth Third Bancorp	3,027,607	171,060
Goldman Sachs Group, Inc.	277,949	283,058
Huntington Bancshares, Inc.	10,441,600	177,925
Intercontinental Exchange, Inc.	875,532	133,501
JPMorgan Chase & Co.	9,051,903	3,184,369
KeyCorp	9,883,983	223,279
KKR & Co., Inc.	9,989,523	1,013,237
Marsh & McLennan Cos., Inc.	20,274,269	3,845,826
Mastercard, Inc., Class A	4,219,081	2,417,955
Morgan Stanley	5,490,523	1,155,316
PNC Financial Services Group, Inc.	155,255	38,793
Progressive Corp.	2,656,108	561,554
S&P Global, Inc.	1,588,287	654,263
Truist Financial Corp.	40,354,127	2,091,958
Washington Mutual Investors Fund — Page 3 of 7

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Visa, Inc., Class A	8,399,718	$3,075,389
Wells Fargo & Co.	11,936,714	1,031,929
		33,327,803
Information technology 21.05%
Amphenol Corp., Class A	6,135,385	985,956
Apple, Inc.	23,314,440	7,202,064
Applied Materials, Inc.	1,480,365	751,537
ASML Holding NV (ADR)	1,418,391	2,310,559
Broadcom, Inc.	36,647,075	14,265,973
Cisco Systems, Inc.	3,666,903	425,324
Corning, Inc.	1,491,643	206,220
Fair Isaac Corp. (b)	172,615	193,841
Hewlett Packard Enterprise Co.	3,550,000	170,045
Intel Corp. (b)	7,492,792	675,850
International Business Machines Corp.	3,246,754	726,136
KLA Corp.	16,442,927	3,006,096
Microsoft Corp.	22,675,767	10,537,882
Motorola Solutions, Inc.	180,373	78,598
NVIDIA Corp.	11,097,024	2,227,728
SAP SE (ADR) (a)	3,790,887	696,083
TE Connectivity PLC	896,829	184,469
Teradyne, Inc.	115,090	42,317
Texas Instruments, Inc.	1,630,658	449,638
Western Digital Corp.	1,358,240	740,023
		45,876,339
Communication services 4.81%
Alphabet, Inc., Class A	10,671,880	3,800,577
Alphabet, Inc., Class C	7,277,511	2,595,524
AT&T, Inc.	11,541,419	268,338
Comcast Corp., Class A	45,896,163	1,099,672
Meta Platforms, Inc., Class A	3,726,870	2,074,786
Netflix, Inc. (b)	3,110,019	223,019
Walt Disney Co. (The)	4,330,088	416,511
		10,478,427
Utilities 3.63%
American Water Works Co., Inc.	1,499,166	201,143
Atmos Energy Corp.	1,174,133	202,867
CenterPoint Energy, Inc.	14,787,764	621,678
CMS Energy Corp.	3,120,028	224,611
Constellation Energy Corp.	8,438,439	2,217,200
DTE Energy Co.	3,868,743	548,858
Entergy Corp.	2,912,451	313,438
Exelon Corp.	11,306,259	518,053
FirstEnergy Corp.	22,845,915	1,103,686
Sempra	8,568,037	758,700
Southern Co. (The)	12,688,529	1,199,573
		7,909,807
Real estate 3.42%
American Tower Corp. REIT	1,515,342	262,700
CoStar Group, Inc. (b)	992,035	28,531
Extra Space Storage, Inc. REIT	731,902	108,351
Washington Mutual Investors Fund — Page 4 of 7

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Prologis, Inc. REIT	3,515,373	$508,358
Public Storage REIT	5,169,211	1,675,703
Rexford Industrial Realty, Inc. REIT	2,729,525	103,094
Simon Property Group, Inc. REIT	2,774,266	636,333
Ventas, Inc. REIT	3,787,657	354,184
Welltower, Inc. REIT	16,074,164	3,768,427
		7,445,681
Total common stocks (cost: $113,437,016,000)		208,011,936
Convertible stocks 1.05% Financials 0.26%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028 (a)	13,274,895	575,998
Communication services 0.70%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	16,990,438	852,240
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	13,340,793	669,708
		1,521,948
Utilities 0.09%
Southern Co. (The), Class A, convertible preferred shares, 7.125% 12/15/2028	3,803,232	188,830
Total convertible stocks (cost: $2,393,521,000)		2,286,776
Short-term securities 3.57% Money market investments 3.33%
Capital Group Central Cash Fund 3.70% (c)(d)	72,477,840	7,248,509
Money market investments purchased with collateral from securities on loan 0.24%
Capital Group Central Cash Fund 3.70% (c)(d)(e)	1,733,837	173,401
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.56% (d)(e)	96,300,000	96,300
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.56% (d)(e)	85,600,000	85,600
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (d)(e)	53,500,000	53,500
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.57% (d)(e)	37,400,000	37,400
Fidelity Investments Money Market Government Portfolio, Class I 3.55% (d)(e)	36,500,000	36,500
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.59% (d)(e)	26,700,000	26,700
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.64% (d)(e)	20,717,638	20,718
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.57% (d)(e)	5,300,000	5,300
		535,419
Total short-term securities (cost: $7,782,595,000)		7,783,928
Total investment securities 100.09% (cost: $123,613,132,000)		218,082,640
Other assets less liabilities (0.09%)		(206,210)
Net assets 100.00%		$217,876,430
Washington Mutual Investors Fund — Page 5 of 7

unaudited
Investments in affiliates (c)

	Value at 5/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend or interest income (000)
Common stocks 0.59%
Industrials 0.43%
ITT, Inc.	$438,968	$535,306	$—	$—	$(36,323)	$937,951	$1,001
Consumer discretionary 0.16%
Vail Resorts, Inc. (a)	305,586	—	10,852	(6,210)	59,330	347,854	5,334
Total common stocks						1,285,805
Short-term securities 3.41%
Money market investments 3.33%
Capital Group Central Cash Fund 3.70% (d)	7,679,622	8,291,328	8,723,958	61	1,456	7,248,509	65,534
Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 3.70% (d)(e)	61,199	112,202 (f)				173,401	— (g)
Total short-term securities						7,421,910
Total 4.00%				$(6,149)	$24,463	$8,707,715	$71,869

(a)	All or a portion of this security was on loan.
(b)	Non-income producing.
(c)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(d)	Rate represents the seven-day yield at 7/31/2026.
(e)	Security purchased with cash collateral from securities on loan.
(f)	Represents net activity.
(g)	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Washington Mutual Investors Fund — Page 6 of 7

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of July 31, 2026, all of the fund’s investments were classified as Level 1.
Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-001-0926
Washington Mutual Investors Fund — Page 7 of 7